Derivative Instruments (Details Textual) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 14, 2012	Sep. 17, 2012	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments (Textual)
Percentage of company common stock issuable upon warrant exercises		10.00%			10.00%		16.00%
Increased percentage of common stock issuable upon warrant exercises					11.50%
Warrant exercise price, per share		$ 1.25			$ 1.25		$ 18.75
Number of shares issuable upon exercise of warrants			749,542		6,007,529
Expiration date of warrant					Sep. 17, 2014
Description for exercise price of warrant					If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price of the warrants, the exercise price of the warrants resets to the lower price.
Fair value of underlying security per share		$ 0.0018	$ 0.2075	$ 0.2075	$ 0.0017
Description of volatility rate				Closing prices of 3-4 comparable public companies, including the Company's historical volatility.
Percentage of fully-diluted outstanding common shares and common share equivalents	11.50%
Risk free interest rate		0.23%			0.25%
Forecasted amount of warrants exercised		$ 4,423,681
Forecasted number of shares outstanding		44,236,809
Volatility		109.00%		112.00%	112.00%	112.00%
Duration of treasury rate		2 years			2 years
Fair value of derivative liability		193,944			35,593
Assumed term of warrants		2 years			1 year 8 months 12 days
Debt discount and derivative liability							4,611
Fully - diluted shares issued			20,000		51,810,451
Number of warrants exercised					$ 6,007,529
Series E Preferred Stock [Member]
Derivative Instruments (Textual)
Percentage of company common stock issuable upon warrant exercises					4.99%
Warrant exercise price, per share					$ 125